Retirement Benefit Plans	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Retirement Benefit Plans
23.	RETIREMENT BENEFIT PLANS

a.	Defined contribution plans

1)
The pension plan under the R.O.C. Labor Pension Act (“LPA”) for the Group’s R.O.C. resident employees is a government-managed defined contribution plan. Based on the LPA, the Company and its subsidiaries in
R.
O.C
.
 makes monthly contributions to employees’ individual pension accounts at 6% of their monthly salaries.

2)	The subsidiaries of the Group located in countries other than Taiwan also make contributions at various ranges according to relevant local regulations.

b.	Defined benefit plans

1)
The Company and its subsidiaries in
R.O.C
.
joined the defined benefit pension plan under the R.O.C. Labor Standards Law operated by the government. Pension benefits are calculated on the basis of the length of service and average monthly salaries of the last six months before retirement. The Company and its subsidiaries in
R
.O.C
.
 make contributions based on a certain percentage of their domestic employees’ monthly salaries to a pension fund administered by the pension fund monitoring committee. Before the end of each year, the Company and its subsidiaries in
R.O.C
.
assess the balance in the pension fund. If the amount of the balance in the pension fund is inadequate to pay retirement benefits for employees who conform to retirement requirements in the next year, the Company and its subsidiaries in
R.O.C
.
are required to fund the difference in one appropriation that should be made by the end of March in the next year. Pension contributions are deposited in the Bank of
Taiwan
in the committee’s name and are managed by the Bureau of Labor Funds, Ministry of Labor (“the Bureau”); the Company and its subsidiaries in Taiwan have no right to influence the investment policy and strategy.

2)
Pension plans for certain subsidiaries of the Group stipulate that employees with service years exceeding agreed years are entitled to receive a lump-sum
payment based on their length of service and the agreed salaries at the time of termination of employment.

3)
ASE, SPIL, ASE Test, Inc. and ASEE
have
 pension plans for executive managers. Pension costs under the plans were NT$11,567 thousand, NT$11,184 thousand and NT$32,836 thousand (US$1,183 thousand) (recognized under the line item of net defined benefit liabilit ies
) for the years ended December 31, 2019, 2020 and 2021, respectively. Pension payments were
NT$26,144 thousand (US$942 thousand) for the year ended December 31, 2021. As of December 31, 2020 and 2021, accrued pension liabilities for executive managers were NT$346,015 thousand and NT369,999 thousand (US$13,338 thousand), respectively.

4)	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$12,159,145	$11,424,860	$411,855
Fair value of the plan assets	(5,962,305)	(5,863,264)	(211,365)

Present value of unfunded defined benefit obligation	6,196,840	5,561,596	200,490
Recorded under other payables	(102,367)	(67,524)	(2,434)
Recorded under other non-current assets	26,306	—	—

Net defined benefit liabilit ies	$6,120,779	$5,494,072	$198,056

Movements in net defined benefit liabilit
ies
 were as follows:

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilit ies (Asset s )
	NT$	NT$	NT$

Balance at January 1, 2019	$10,297,139	$(5,492,123)	$4,805,016

Service cost
Current service cost	211,226	—	211,226
Net interest expense (income)	151,635	(97,387)	54,248

Recognized in profit or loss	362,861	(97,387)	265,474

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(104,516)	(104,516)
Actuarial (gain) loss
Changes in financial assumptions	398,732	—	398,732
Experience adjustments	70,374	—	70,374
Changes in demographic assumptions	(2,329)	—	(2,329)

Recognized in other comprehensive income	466,777	(104,516)	362,261

Contributions from the employer	—	(514,617)	(514,617)
Benefits paid from
the pension fund	(393,897)	393,897	—
the Group	(21,439)	—	(21,439)
Business combinations	62,857	(28,380)	34,477
Exchange differences on foreign plans	(105,724)	100,948	(4,776)

Balance at December 31, 2019	10,668,574	(5,742,178)	4,926,396

Service cost
Current service cost	193,693	—	193,693
Past service cost and gain on settlements	(25,891)	—	(25,891)
Net interest expense (income)	119,314	(81,114)	38,200

Recognized in profit or loss	287,116	(81,114)	206,002

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(109,616)	(109,616)
Actuarial (gain) loss
Changes in financial assumptions	465,433	—	465,433
Experience adjustments	281,661	—	281,661
Changes in demographic assumptions	(36,627)	—	(36,627)

Recognized in other comprehensive income	710,467	(109,616)	600,851

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilit ies (Asset s )
	NT$	NT$	NT$

Contributions from the employer	$—	$(620,433)	$(620,433)
Benefits paid from
the pension fund	(552,430)	603,137	50,707
the Group	(14,520)	—	(14,520)
Assets extinguished on settlement	—	11,910	11,910
Business combinations	1,018,480	—	1,018,480
Exchange differences on foreign plans	41,458	(24,011)	17,447

Balance at December 31, 2020	12,159,145	(5,962,305)	6,196,840

Service cost
Current service cost	173,307	—	173,307
Past service cost and gain on settlements	(10,284)	—	(10,284)
Net interest expense (income)	78,501	(59,761)	18,740

Recognized in profit or loss	241,524	(59,761)	181,763

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(42,636)	(42,636)
Actuarial (gain) loss
Changes in financial assumptions	(418,542)	—	(418,542)
Experience adjustments	242,896	—	242,896
Changes in demographic assumptions	160,156	—	160,156

Recognized in other comprehensive income	(15,490)	(42,636)	(58,126)

Contributions from the employer	—	(542,584)	(542,584)
Benefits paid from
the pension fund	(556,419)	562,442	6,023
the Group	(80,603)	—	(80,603)
Business combinations	46,291	—	46,291
Exchange differences on foreign plans	(369,588)	181,580	(188,008)

Balance at December 31, 2021	$11,424,860	$(5,863,264)	$5,561,596

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilit ies (Asset s )
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2021	$438,325	$(214,935)	$223,390

Service cost
Current service cost	6,248	—	6,248
Past service cost and gain on settlements	(371)	—	(371)
Net interest expense (income)	2,830	(2,154)	676

Recognized in profit or loss	8,707	(2,154)	6,553

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(1,537)	(1,537)
Actuarial (gain) loss
Changes in financial assumptions	(15,088)	—	(15,088)
Experience adjustments	8,756	—	8,756
Changes in demographic assumptions	5,773	—	5,773

Recognized in other comprehensive income	(559)	(1,537)	(2,096)

Contributions from the employer	—	(19,560)	(19,560)
Benefits paid from
the pension fund	(20,058)	20,275	217
the Group	(2,906)	—	(2,906)
Business combinations	1,669	—	1,669
Exchange differences on foreign plans	(13,323)	6,546	(6,777)

Balance at December 31, 2021	$411,855	$(211,365)	$200,490

5)	The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Cash	$2,236,340	$2,267,223	$81,731
Equity instruments	2,459,708	2,334,180	84,145
Debt instruments	1,092,115	1,039,412	37,470
Others	174,142	222,449	8,019

Total	$5,962,305	$5,863,264	$211,365

6)	Through the defined benefit plans under the Labor Standards Law of the R.O.C., the Group in R. O.C . are exposed to the following risks:

a)	Investment risk
The plan assets are invested in equity and debt securities, bank deposits, etc. The investment is conducted at the discretion of the Bureau or under the mandated management. However, in accordance with relevant regulations, the return generated by plan assets should not be below the interest rate for a
2-year
time deposit with local banks.

b)	Interest risk
A decrease in the government bond interest rate will increase the present value of the defined benefit obligation; however, this will be partially offset by an increase in the return on the plan’s debt investments.

c)	Salary risk
The present value of the defined benefit obligation is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the present value of the defined benefit obligation.
7)
The management of ASE Korea is responsible for the administration of the fund and determination of the investment strategies according to related local regulations. ASE Korea is responsible for the shortfall between the fund and the defined benefit obligation. The plan assets are investment
in the certificates of deposits.

8)
The present value of the defined benefit obligation and the related current service cost and past service cost were measured using the Projected Unit Credit Method. Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follow:

	December 31
	2020	2021

Discount rates (%)	0.00-2.77	0.05-3.31
Expected rates of salary increase (%)	1.00-4.06	1.00-4.02
The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at each balance sheet date, while holding all other assumptions constant.

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Discount rate
0.5% higher	$(617,803)	$(548,265)	$(19,764)

0.5% lower	$600,451	$593,980	$21,412

Expected rates of salary increase
0.5% higher	$611,217	$538,689	$19,419

0.5% lower	$(565,555)	$(503,700)	$(18,158)

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

9)	Maturity analysis of undiscounted pension benefit

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

No later than 1 year	$498,092	$561,812	$20,253
Later than 1 year but not later than 5 years	2,553,522	2,593,560	93,495
Later than 5 years	12,325,576	12,600,192	454,225

	$15,377,190	$15,755,564	$567,973

The Group expected to make contributions of NT$513,781 thousand and NT$595,871 thousand (US$21,481 thousand) to the defined benefit plans in the next year starting from January 1, 2021 and 2022, respectively.
As of December 31, 2020 and 2021, the average duration of the defined benefit obligation excluding those for executive managers of the Group both were 9 to 16 years
.